UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2010
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer Investment Operations
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, October 12, 2010

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		45
Form 13F Information Table Value Total:	        $494,017(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


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                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

Apache Corp                  COM   37411105   $11,936.0    122,095    SH                          122,095
Air Prod & Chem. Inc.        COM    9158106   $11,588.2    139,920    SH                          139,920
Baxter International Inc.    COM   71813109    $8,315.3    174,289    SH                          174,289
Becton Dickinson & Co        COM   75887109   $10,788.3    145,591    SH                          145,591
The Buckle Inc.              COM  118440106   $10,535.0    396,949    SH                          396,949
Bristol-Myers Squibb Co      COM  110122108   $12,598.8    464,730    SH                          464,730
Conagra Foods Inc            COM  205887102    $7,742.3    352,887    SH                          352,887
Cal-Maine Foods Inc          COM  128030202    $4,274.6    147,503    SH                          147,503
ConocoPhillips               COM  20825C104   $21,359.2    371,917    SH                          371,917
CVS Caremark Corp            COM  126650100    $9,001.9    286,046    SH                          286,046
Chevron Corp.                COM  166764100   $12,023.8    148,350    SH                          148,350
Du Pont (E.I.) De Nemours    COM  263534109   $19,831.0    444,441    SH                          444,441
Dell Inc.                    COM  24702R101   $18,724.6  1,444,799    SH                        1,444,799
Diamond Offshore Drill Inc.  COM  25271C102    $5,598.7     82,613    SH                           82,613
Amdocs LTD                   COM    2256908    $7,923.5    276,464    SH                          276,464
Duke Energy Corporation      COM  26441C105    $5,262.3    297,138    SH                          297,138
Ensco PLC - ADR              COM  29358Q109   $12,905.7    288,525    SH                          288,525
Eaton Corp                   COM  278058102   $11,319.8    137,226    SH                          137,226
Exelon Corp                  COM  30161N101   $22,775.5    534,888    SH                          534,888
F.N.B. Corporation           COM  302520101   $11,353.6  1,326,357    SH                        1,326,357
General Mills Inc.           COM  370334104   $14,913.4    408,140    SH                          408,140
Corning Inc                  COM  219350105    $8,261.5    451,940    SH                          451,940
GAP Inc.                     COM  364760108    $5,918.6    317,522    SH                          317,522
Garmin Ltd.                  COM    B3Z5T14    $5,227.6    172,244    SH                          172,244
Hubbell Inc. Cl B            COM  443510201   $16,482.4    324,777    SH                          324,777
Intel Corp.                  COM  458140100   $16,567.4    861,538    SH                          861,538
Investment Technology Group  COM  46145F105   $15,501.4  1,090,115    SH                        1,090,115
Kimberly-Clark Corp.         COM  494368103   $14,598.8    224,424    SH                          224,424
Coca Cola Co                 COM  191216100    $3,528.6     59,706    SH                           59,706
Kroger Co                    COM  501044101   $10,816.9    499,395    SH                          499,395
Medtronic Inc                COM  585055106   $21,244.4    632,650    SH                          632,650
Merck & Company Inc.         COM  58933Y105    $7,790.5    211,642    SH                          211,642
Microsoft Corp               COM  594918104   $18,845.4    769,513    SH                          769,513
Nucor Corp                   COM  670346105    $4,737.8    124,026    SH                          124,026
Reinsurance Grp of America   COM  759351604   $14,118.3    292,364    SH                          292,364
State Street Corp            COM  857477103   $10,600.8    281,488    SH                          281,488
Symantec Corp                COM  871503108    $4,832.5    318,557    SH                          318,557
AT&T Inc                     COM  00206R102   $20,646.3    721,899    SH                          721,899
Tidewater Inc.               COM  886423102    $4,490.8    100,218    SH                          100,218
Teva Pharmaceutical - ADR    COM  881624209    $4,154.2     78,753    SH                           78,753
Tupperware Brands Corp       COM  899896104    $8,899.4    194,480    SH                          194,480
VF Corp.                     COM  918204108    $9,321.8    115,056    SH                          115,056
Wellpoint Inc.               COM  94973V107    $8,140.1    143,717    SH                          143,717
Waste Management Inc         COM  94106L109    $3,478.4     97,324    SH                           97,324
Wausau Paper Corp            COM  943315101    $5,041.3    608,118    SH                          608,118


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